Other Assets - Schedule of Deferred Financing Cost Movement (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Schedule of Deferred Financing Cost Movement [Abstract]
Opening		$ 14,253,132	$ 3,806,246
Costs incurred related to committed debt facilities		885,000	19,964,000
Reclassification to debt upon borrowings		(1,999,688)	(7,590,005)
Financing expense	[1]		(1,927,109)
Ending balance		$ 13,138,444	$ 14,253,132

[1]	Financing expense represents the excess of the fair value of instruments issued (including subscriber shares and commitment shares) over the proceeds allocated to the related convertible note for respective tranches.